Intangible Assets	12 Months Ended
Apr. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
8.
INTANGIBLE ASSETS

Changes in the value of the intangible assets during the years ended April 30, 2025, 2024 and 2023 are as follows:

(in thousands)	Internally Generated Development Costs $	Intellectual Property $	Proprietary Processes $	Certifications $	Customer List $	Total $
Cost:
Balance, April 30, 2023	33	35,143	8,103	139	198	43,616
Impairments and disposals	—	(3,830)	(40)	—	(193)	(4,063)
Foreign exchange	—	(595)	(136)	(3)	(5)	(739)
Balance, April 30, 2024	33	30,718	7,927	136	—	38,814
Impairments and disposals	—	(21,184)	(156)	—	—	(21,340)
Foreign exchange	—	1,435	552	10	—	1,997
Balance, April 30, 2025	33	10,969	8,323	146	—	19,471

Accumulated Amortization:
Balance, April 30, 2023	14	4,775	7,633	137	132	12,691
Amortization	19	2,666	216	2	65	2,968
Disposals	—	—	—	—	(193)	(193)
Foreign exchange	—	(75)	(127)	(3)	(4)	(209)
Balance, April 30, 2024	33	7,366	7,722	136	—	15,257
Amortization	—	1,895	53	—	—	1,948
Foreign exchange	—	641	548	10	—	1,199
Balance, April 30, 2025	33	9,902	8,323	146	—	18,404

Net Book Value:
April 30, 2024	—	23,352	205	—	—	23,557
April 30, 2025	—	1,067	—	—	—	1,067